BIOLOGICAL ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Biological Assets [Abstract]
Current	$ 307,796	$ 306,117
Non-current	3,459,146	3,592,874
Total	$ 3,766,942	$ 3,898,991	$ 3,826,597